Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue Table
Revenue	€ 4,213,705,000	€ 4,471,021,000	€ 8,189,334,000	€ 9,019,141,000
Inter-segment revenue	77,733,000	0	0	0
Revenue external customers	€ 4,135,972,000	€ 4,471,021,000	€ 8,189,334,000	€ 9,019,141,000